Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities [Abstract]
Net Loss	$ (5,253,000)	$ (3,049,000)
Adjustments to reconcile net loss to cash used in operating activities:
Gain (Loss) on Extinguishment of Debt	(675,000)	0
Preferred shares penalty fee	653,000	0
Depreciation and Amortization	311,000	484,000
Amortization of Debt Issuance Costs and Discounts	485,000	177,000
Share-based Payment Arrangement, Noncash Expense	247,000	5,000
Revaluation of subscription agreements	0	(79,000)
Changes in operating assets and liabilities:
Accounts Receivable	59,000	(3,000)
Inventories	57,000	94,000
Accounts Payable and Accrued Liabilities	727,000	1,166,000
Accrued Payroll and Employee Compensation	104,000	88,000
Deferred Revenue	(365,000)	(446,000)
Other Assets and Liabilities, Net	(244,000)	473,000
Net Cash Used in Operating Activities	(3,894,000)	(1,090,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Increase (Decrease) in Notes Receivable, Current	(35,000)	0
Payments to Acquire Other Investments	(25,000)	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(60,000)	0
Financing activities:
Proceeds from Issuance of Common Stock	8,194,000	0
Repayments of Debt	(1,103,000)	0
Proceeds from Issuance of Unsecured Debt	447,000	667,000
Proceeds from Warrant Exercises	1,073,000	0
Proceeds from (Repayments of) Lines of Credit	(376,000)	(2,000)
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(157,000)	0
Proceeds from Convertible Debt	0	375,000
Proceeds from Related Party Convertible Debt	0	200,000
Proceeds from Stock Options Exercised	0	75,000
Net Cash Provided by Financing Activities	8,078,000	1,315,000
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	(1,000)	0
Net Increase (Decrease) in cash and cash equivalents	4,123,000	225,000
Cash, Cash Equivalents, Beginning	461,000	149,000
Cash, Cash Equivalents, Ending	$ 4,584,000	$ 374,000